Equity - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) oCEANE shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€)
Disclosure of classes of share capital [line items]
Shareholder paid-in and registered period for double voting rights (in years)	2 years
Capital increase | €	€ 1,101		€ 0
Issuance of new shares (in shares)	49,996,185	49,834,983
Treasury shares	0	0
+ Proceeds from issue of share capital (net) | €	€ 61	€ 0	€ 5
Total number of shares comprising the share capital (in shares)	49,996,185	49,834,983
Additional share based instruments issued (in shares)	725,000
Increase (decrease) through other changes, equity | €	€ (1)	€ (227)
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Issuance of new shares (in shares)	49,996,185	49,834,983
Preference shares [member]
Disclosure of classes of share capital [line items]
Issuance of new shares (in shares)	0	0
OCEANE
Disclosure of classes of share capital [line items]
Number Of Debt Instruments Converted | oCEANE	20,964
OCEANES
Disclosure of classes of share capital [line items]
Number of shares issued during period (in shares)	115,302